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                                   VEL ACCOUNT
                                 VEL II ACCOUNT
                               INHEIRITAGE ACCOUNT
                      ALLMERICA SELECT SEPARATE ACCOUNT II

                              SEPARATE ACCOUNT VA-K

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

     SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                                 APRIL 30, 2004

                                      * * *

Effective September 30, 2004, INVESCO VIF - Health Sciences Fund (Series I) changed its name to AIM V.I. Health Sciences Fund. As of September 30, 2004, throughout the Prospectuses and Statements of Additional Information any references to INVESCO VIF - Health Sciences Fund (Series I) are deleted, and replaced by inserting references to AIM V.I. Health Sciences Fund.

For more information, see the Prospectus Supplements for AIM Variable Insurance Funds dated September 30, 2004.

                                      * * *

SUPPLEMENT DATED OCTOBER 29, 2004

AFLIAC/FAFLIC EXEC ANNUITY PLUS/ALLMERICA ADVANTAGE
AFLIAC/FAFLIC VEL '93
AFLIAC VEL PLUS
AFLIAC/FAFLIC VARIABLE INHEIRITAGE
AFLIAC/FAFLIC SELECT LIFE II